Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 779,208	$ 1,101,647	$ 4,183,662	$ 2,688,382	$ 1,081,298	$ 4,279,100
Loss from operations	(779,208)	(1,101,647)	(4,183,662)	(2,688,382)	(1,081,298)	(4,279,100)
Other income (expense)
Other income (expense)	(20,989)	31,800	(8,535)	389,550	(30,627)	384,108
Interest expense	(60,571)	(5,184)	(159,751)	(5,184)		(23,098)
Interest income on cash and marketable securities held in Trust Account	421,980	968,165	1,233,519	1,285,818	5,978	1,630,398
Loss before provision for income taxes	(438,788)	(106,866)	(3,118,429)	(1,018,198)	(1,105,947)	(2,287,692)
Provision for income taxes	124,752	288,900	334,346	383,577	1,783	486,615
Net loss and comprehensive loss	(563,540)	(395,766)	(3,452,775)	(1,401,775)	(1,107,730)	(2,774,307)
Net income attributable to common stock subject to possible redemption	297,228	679,265	899,173	902,241	4,195	1,143,783
Net loss attributable to common stockholders	$ (860,768)	$ (1,075,031)	$ (4,351,948)	$ (2,304,016)	$ (1,111,925)	$ (3,918,090)
Weighted average common shares outstanding, basic	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Weighted average common shares outstanding, diluted	6,540,000	6,540,000	6,540,000	6,540,000	8,185,533	6,540,000
Net loss per share common share, basic	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)
Net loss per share common share, diluted	$ (0.13)	$ (0.16)	$ (0.67)	$ (0.35)	$ (0.14)	$ (0.6)
Common Stock Subject to Possible Redemption
Other income (expense)
Net income attributable to common stock subject to possible redemption	$ 297,228	$ 679,265	$ 899,173	$ 902,241	$ 4,195	$ 1,143,783
Weighted average common shares outstanding, basic	2,999,348	21,968,155	3,325,837	22,652,272	6,296,830	17,954,419
Weighted average common shares outstanding, diluted	2,999,348	21,968,155	3,325,837	22,652,272	6,296,830	17,954,419
Net loss per share common share, basic	$ 0.1	$ 0.03	$ 0.27	$ 0.04	$ 0	$ 0.06
Net loss per share common share, diluted	$ 0.1	$ 0.03	$ 0.27	$ 0.04	$ 0	$ 0.06